B4 Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Other Operating Income and Expenses

Other operating income and expenses

	2018	2017	2016
Other operating income
Gains on sales of intangible assets and PP&E	30	47	423
Gains on sales of investments and operations 1)	105	324	219
Other operating revenues	362	783	1,345

Total other operating income	497	1,154	1,987
Other operating expenses
Losses on sales of intangible assets and PP&E	–17	–74	–509
Losses on sales of investments and operations 1)	–330	–130	–96
Write-down of goodwill 2)	–275	–12,966	—
Other operating expenses 3)	–43	–115	–979

Total other operating expenses	–665	–13,285	–1,584

1)	Includes divestments presented in Note E2, “Business combinations.”
2)	For more information about the write-down of goodwill, see Note C1, “Intangible assets.”
3)	Includes revaluation of cash flow hedges of SEK 0 billion (SEK 0 billion in 2017 and SEK –0.9 billion in 2016) partly offset by result from trading activities.